31) Deposits from customers	12 Months Ended
Dec. 31, 2020
Deposits from customers [abstract]
31) Deposits from customers

31)       Deposits from customers

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

Composition by nature

	R$ thousand
	On December 31
	2020	2019
Demand deposits	50,247,334	37,283,988
Savings deposits	136,698,248	114,177,799
Time deposits	358,347,161	214,765,753
Total	545,292,743	366,227,540